Accounting Policies and Basis for Preparation - Summary of Yield Curves (Details)	Dec. 31, 2025	Dec. 31, 2024
1
Disclosure of changes in accounting estimates [line items]
Yield curves	18.10%	24.90%
1 | Ps.
Disclosure of changes in accounting estimates [line items]
Yield curves	33.92%	32.55%
1 | US$
Disclosure of changes in accounting estimates [line items]
Yield curves	4.05%	4.50%
1 | Ps. CER
Disclosure of changes in accounting estimates [line items]
Yield curves	6.49%	7.53%
2
Disclosure of changes in accounting estimates [line items]
Yield curves	15.10%	21.90%
2 | Ps.
Disclosure of changes in accounting estimates [line items]
Yield curves	25.88%	31.16%
2 | US$
Disclosure of changes in accounting estimates [line items]
Yield curves	3.93%	4.41%
2 | Ps. CER
Disclosure of changes in accounting estimates [line items]
Yield curves	6.28%	8.26%
3
Disclosure of changes in accounting estimates [line items]
Yield curves	13.00%	19.90%
3 | Ps.
Disclosure of changes in accounting estimates [line items]
Yield curves	23.28%	29.07%
3 | US$
Disclosure of changes in accounting estimates [line items]
Yield curves	3.96%	4.38%
3 | Ps. CER
Disclosure of changes in accounting estimates [line items]
Yield curves	6.97%	8.10%
4
Disclosure of changes in accounting estimates [line items]
Yield curves	11.50%	18.20%
4 | Ps.
Disclosure of changes in accounting estimates [line items]
Yield curves	21.03%	26.64%
4 | US$
Disclosure of changes in accounting estimates [line items]
Yield curves	4.01%	4.36%
4 | Ps. CER
Disclosure of changes in accounting estimates [line items]
Yield curves	7.04%	7.53%
5
Disclosure of changes in accounting estimates [line items]
Yield curves	10.20%	16.50%
5 | Ps.
Disclosure of changes in accounting estimates [line items]
Yield curves	19.29%	24.78%
5 | US$
Disclosure of changes in accounting estimates [line items]
Yield curves	4.08%	4.34%
5 | Ps. CER
Disclosure of changes in accounting estimates [line items]
Yield curves	7.08%	7.41%
6 | Ps.
Disclosure of changes in accounting estimates [line items]
Yield curves	17.88%	22.93%
6 | US$
Disclosure of changes in accounting estimates [line items]
Yield curves	4.16%	4.37%
6 | Ps. CER
Disclosure of changes in accounting estimates [line items]
Yield curves	7.12%	7.28%
7 | Ps.
Disclosure of changes in accounting estimates [line items]
Yield curves	16.91%	21.26%
7 | US$
Disclosure of changes in accounting estimates [line items]
Yield curves	4.24%	4.37%
7 | Ps. CER
Disclosure of changes in accounting estimates [line items]
Yield curves	7.16%	7.15%
8 | Ps.
Disclosure of changes in accounting estimates [line items]
Yield curves	16.29%	20.10%
8 | US$
Disclosure of changes in accounting estimates [line items]
Yield curves	4.31%	4.40%
8 | Ps. CER
Disclosure of changes in accounting estimates [line items]
Yield curves	7.28%	7.12%
9 | Ps.
Disclosure of changes in accounting estimates [line items]
Yield curves	15.82%	19.22%
9 | US$
Disclosure of changes in accounting estimates [line items]
Yield curves	4.38%	4.38%
9 | Ps. CER
Disclosure of changes in accounting estimates [line items]
Yield curves	7.39%	7.12%
10 | Ps.
Disclosure of changes in accounting estimates [line items]
Yield curves	15.33%	18.43%
10 | US$
Disclosure of changes in accounting estimates [line items]
Yield curves	4.46%	4.39%
10 | Ps. CER
Disclosure of changes in accounting estimates [line items]
Yield curves	7.38%	7.03%
10
Disclosure of changes in accounting estimates [line items]
Yield curves	6.80%	10.80%
15 | Ps.
Disclosure of changes in accounting estimates [line items]
Yield curves	12.25%	14.74%
15 | US$
Disclosure of changes in accounting estimates [line items]
Yield curves	4.76%	4.45%
15 | Ps. CER
Disclosure of changes in accounting estimates [line items]
Yield curves	5.84%	5.52%
20 | Ps.
Disclosure of changes in accounting estimates [line items]
Yield curves	10.38%	12.60%
20 | US$
Disclosure of changes in accounting estimates [line items]
Yield curves	4.90%	4.42%
20 | Ps. CER
Disclosure of changes in accounting estimates [line items]
Yield curves	4.70%	4.46%
25 | Ps.
Disclosure of changes in accounting estimates [line items]
Yield curves	9.25%	11.32%
25 | US$
Disclosure of changes in accounting estimates [line items]
Yield curves	4.91%	4.30%
25 | Ps. CER
Disclosure of changes in accounting estimates [line items]
Yield curves	4.00%	3.82%
30 | Ps.
Disclosure of changes in accounting estimates [line items]
Yield curves	8.50%	10.47%
30 | US$
Disclosure of changes in accounting estimates [line items]
Yield curves	4.85%	4.15%
30 | Ps. CER
Disclosure of changes in accounting estimates [line items]
Yield curves	3.54%	3.39%
35 | Ps.
Disclosure of changes in accounting estimates [line items]
Yield curves	7.97%	9.87%
35 | US$
Disclosure of changes in accounting estimates [line items]
Yield curves	4.77%	4.05%
35 | Ps. CER
Disclosure of changes in accounting estimates [line items]
Yield curves	3.22%	3.08%
40 | Ps.
Disclosure of changes in accounting estimates [line items]
Yield curves	7.57%	9.42%
40 | US$
Disclosure of changes in accounting estimates [line items]
Yield curves	4.69%	3.98%
40 | Ps. CER
Disclosure of changes in accounting estimates [line items]
Yield curves	2.97%	2.85%
45 | Ps.
Disclosure of changes in accounting estimates [line items]
Yield curves	7.26%	9.07%
45 | US$
Disclosure of changes in accounting estimates [line items]
Yield curves	4.62%	3.93%
45 | Ps. CER
Disclosure of changes in accounting estimates [line items]
Yield curves	2.78%	2.68%
50 | Ps.
Disclosure of changes in accounting estimates [line items]
Yield curves	7.02%	8.80%
50 | US$
Disclosure of changes in accounting estimates [line items]
Yield curves	4.56%	3.89%
50 | Ps. CER
Disclosure of changes in accounting estimates [line items]
Yield curves	2.63%	2.53%